POST-EMPLOYMENT BENEFITS - Benefit Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Service cost	€ 46	€ 52	€ 53
Past service cost	3	0	(3)
Net interest cost	1	1	3
Administrative expenses	2	2	2
Total cost	€ 52	€ 55	€ 55